INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			$ 62,078	$ 82,915	$ 82,915
Changes resulting from:
Property acquisitions			1,695		8,010
Capital expenditures			514		2,134
Property dispositions			(1,505)		(1,602)
Fair value (losses) gains, net			(234)		(506)
Foreign currency translation			1,235		(1,391)
Transfer between commercial properties and commercial developments			0		0
Deconsolidation of India REIT			(3,613)		0
Reclassification to assets held for sale and other changes			(1,519)		(2,615)
Reclassification of BSREP IV investments to assets held for sale			0		(24,867)
Balance, end of period	$ 58,651		58,651		62,078
Right-of-use assets	127		127		120
Current lease liabilities	35		35		37
Non-current lease liabilities	810		810		784
Investment property
Changes resulting from:
Current lease liabilities	27		27		29
Non-current lease liabilities	722		722		695
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			60,093	77,699	77,699
Changes resulting from:
Property acquisitions			1,565		7,775
Capital expenditures			330		832
Property dispositions			(1,505)		(1,602)
Fair value (losses) gains, net	4	$ (464)	(276)	(805)	(883)
Foreign currency translation			1,125		(1,351)
Transfer between commercial properties and commercial developments			3		445
Deconsolidation of India REIT			(3,485)		0
Reclassification to assets held for sale and other changes			(1,515)		(2,601)
Reclassification of BSREP IV investments to assets held for sale			0		(20,221)
Balance, end of period	56,335		56,335		60,093
Right-of-use assets	725		725		705
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			1,985	5,216	5,216
Changes resulting from:
Property acquisitions			130		235
Capital expenditures			184		1,302
Property dispositions			0		0
Fair value (losses) gains, net	(9)	$ 34	42	$ 160	377
Foreign currency translation			110		(40)
Transfer between commercial properties and commercial developments			(3)		(445)
Deconsolidation of India REIT			(128)		0
Reclassification to assets held for sale and other changes			(4)		(14)
Reclassification of BSREP IV investments to assets held for sale			0		(4,646)
Balance, end of period	2,316		2,316		1,985
Right-of-use assets	$ 24		$ 24		$ 22